Morgan, Lewis & Bockius llp 2020 K Street NW Washington, DC 20006-1806 Tel. +1.202.373.6000 Fax: +1.202.373.6001 www.morganlewis.com Mana Behbin +1.202.373.6599 mana.behbin@morganlewis.com

August 11, 2015

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	Investment Managers Series Trust II (File Nos. 333-191476 and 811-22894) Filing Pursuant to Rule 485(b)

Dear Sir or Madam:

We are attaching for filing on behalf of Investment Managers Series Trust II (the “Registrant”) Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”) pursuant to the Securities Act of 1933, as amended (the “1933 Act”) (Amendment No. 38 to the Registration Statement pursuant to the Investment Company Act of 1940, as amended), relating to the Registrant’s Falcon Focus SCV Fund (the “Fund”).

The Amendment is being filed for the purpose of completing non-material information contained in the prospectus and statement of additional information for the Fund.  As noted on its facing page, the Amendment is being filed under paragraph (b) of Rule 485 under the 1933 Act to become effective immediately upon filing.  We have assisted in the preparation of the Amendment, and we represent that the Amendment does not contain disclosures which render it ineligible to become effective pursuant to paragraph (b) of Rule 485.

Please direct any inquiries regarding this filing to me at (202) 373-6599 or Michael Glazer at (213) 680-6646.

Very truly yours,

/s/ Mana Behbin

Mana Behbin

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